Equity and Earnings (Loss) Per Share - Hertz Global (Computation of basic and diluted earnings per share (Details) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended		12 Months Ended
	Jul. 18, 2019	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Numerator:
Net income (loss) attributable to Hertz Global		$ 190	$ (356)	$ (1,714)	$ (58)	$ (225)
Denominator:
Basic weighted-average shares outstanding (excluding the impact of the Rights Offering) (in shares)				150,000,000	84,000,000	84,000,000
Rights Offering adjustment (in shares)				0	33,000,000	12,000,000
Basic weighted-average shares outstanding (in shares)		156,000,000	142,000,000	150,000,000	117,000,000	96,000,000
Dilutive stock options, RSUs and PSUs (in shares)		1,000,000	0	0	0		0
Diluted weighted-average shares outstanding (in shares)		157,000,000	142,000,000	150,000,000	117,000,000	96,000,000
Antidilutive stock options, RSUs, PSUs and conversion shares (in shares)				2,000,000	2,000,000	1,000,000
Earnings (loss) per share:
Basic earnings (loss) per share (in dollars per share)		$ 1.22	$ (2.50)	$ (11.44)	$ (0.49)	$ (2.35)
Diluted earnings (loss) per share (in dollars per share)		$ 1.21	$ (2.50)	$ (11.44)	$ (0.49)	$ (2.35)
Rights offering, net (in shares)	57,915,055